DIRECTOR, OFFICER, AND EMPLOYEE BENEFITS (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Number of shares held under the Directors' deferred compensation plan	1,731	1,731	1,731
Deferred compensation expense	$ 28	$ 28	$ 27
Deferred compensation liability	208	180	287
Earnings on bank owned life insurance	131	134	140
Bank owned life insurance	4,541	4,410	4,276
Death benefits	10,900
Current portion of asset retirement obligation	118	115	111
Paid To Beneficiaries [Member]
Death benefits	2,400
Paid To Company [Member]
Death benefits	8,500
Executive Life Insurance [Member]
Current portion of asset retirement obligation	$ 32	$ 34	$ 35